DESCRIPTION OF THE BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Basis of Presentation
DESCRIPTION OF THE BUSINESS
1.	DESCRIPTION OF THE BUSINESS

Griffey Global Holdings, Inc. (“Griffey Holdings” or “the Company”) was incorporated in Delaware on September 25, 2012. In October of the same year, the Company indirectly acquired Getty Images, Inc. (“Getty Images”). As Griffey Holdings does not have any operations, Getty Images and its subsidiaries collectively represent the operations of the Company.

Getty Images is a world leader in serving the visual content needs of businesses with over 495 million assets available through its industry-leading sites; gettyimages.com, istock.com and unsplash.com. The Company serves businesses in almost every country in the world with websites in 23 languages bringing content to media outlets, advertising agencies and corporations and, increasingly, serving individual creators and prosumers.

Closing of the Business Combination — On July 22, 2022 (the “Closing Date”), Getty Images Holdings, Inc., formerly known as Vector Holding, LLC, consummated the transactions contemplated in the Business Combination Agreement, dated December 9, 2021 (the “Business Combination Agreement”). Through a series of statutory conversions and mergers, Griffey Holdings survived the merger as an indirect wholly-owned subsidiary of Getty Images Holdings, Inc. (“Business Combination”).

On the Closing Date, Getty Images Holdings, Inc. issued, (a) an aggregate of 66,000,000 Class A Common Shares for aggregate gross proceeds of $660 million and (b). 20,000,000 Class A Common Shares and 3,750,000 Forward Purchase Warrants for an aggregate purchase price of $200 million. The foregoing transactions resulted in aggregate gross proceeds to the Company of approximately $865 million, which included approximately $5 million remaining in the trust account. The Company expects to use the proceeds to repay a portion of its outstanding indebtedness (inclusive of any applicable prepayment premiums) and retirement of the Redeemable Preferred Stock.

In addition to the consideration paid at Closing, Getty Images Holdings, Inc. will issue to equity holders of the Company an aggregate of up to 65,000,000 shares of Class A Common Stock, issuable upon the occurrence of the applicable vesting events. Each option to purchase shares of the Company (whether vested or unvested) was converted into a comparable option to purchase Class A Common Stock of Getty Images Holdings, Inc.

1.    DESCRIPTION OF THE BUSINESS

Griffey Global Holdings, Inc. (“Griffey Holdings” or “the Company”) was incorporated in Delaware on September 25, 2012. In October of the same year, the Company indirectly acquired Getty Images, Inc. (“Getty Images”). Getty Images and its subsidiaries collectively represent the operations of the Company.

Getty Images is a world leader in serving the visual content needs of businesses with over 477 million assets available through its industry-leading sites; gettyimages.com, istock.com and unsplash.com. The Company serves businesses in almost every country in the world with websites in twenty-two languages bringing content to media outlets, advertising agencies and corporations and, increasingly, serving individual creators and prosumers.